SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties		$ 83,102	$ 19,055
Due to related parties	$ 333,919	236,882	1,947,154
Total		236,882	1,947,154
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	384,588	83,102
Due to related parties	333,919	236,882
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	7,573	9,708	4,583
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	8,983	145	4,237
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	25,056	26,125
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	26,822	34,622
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	133,801	12,502	10,235
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Due to related parties	243,323	140,644	1,822,705
Yirong Shen [Member]
Related Party Transaction [Line Items]
Due to related parties	84,978	89,892	97,292
Branch Manager [Member]
Related Party Transaction [Line Items]
Due to related parties			1,667
Chengdu Aixin E-Commerce Company Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties			15,378
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	356
Due to related parties	4,950	6,346	2,388
Aixin Life Beauty [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 7,724
Huiliang Jiao [Member]
Related Party Transaction [Line Items]
Due from related parties	135,328
Xiaoyan [Member]
Related Party Transaction [Line Items]
Due from related parties	11,668
Chengdu Wen Jiang Aixin Huiwan Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	3,888
Chengdu Heshengyuan Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	3,379
Chengdu Zhiweibing Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	7,859
Chengdu Tongtai Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	2,810
Wuhou District Xiaofei Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	8,115
Aixin Hui Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	402
Sichuan Xintang Xinfu Pharmacy Chain Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	344
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	302
Chengdu Cigu Foshou Pharmacy [Member]
Related Party Transaction [Line Items]
Due from related parties	2,028
Mianyang Aixin Cunshan Pharmacy [Member]
Related Party Transaction [Line Items]
Due from related parties	5,874
Sichuan Haosen Haichuan Business Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	57
Sichuan Yunxi Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	449
Chengdu Yi Yan Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 162